Shares in Group Companies - Summary of Shares in Group Companies (Detail) - Aegon N.V [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interests in other entities [Line Items]
At January 1	€ 25,037	€ 22,099
Capital contributions and acquisitions	96	231
Divestments and capital repayments	0	(6)
Dividend received	(735)	(872)
Net income / (loss) for the financial year		1,376	€ 828
Revaluations	448	2,219
At December 31	24,846	25,037	22,099
Previously stated [member]
Disclosure of interests in other entities [Line Items]
At January 1	25,045	(10)
At December 31		25,045	(10)
Restated [member]
Disclosure of interests in other entities [Line Items]
At January 1	€ 25,037	22,089
At December 31		€ 25,037	€ 22,089